INCOME TAXES (Details Narrative)	12 Months Ended
Sep. 30, 2016 USD ($)
Domestic Tax Authority [Member]
Net operating loss carryforwards	$ 45,700,000
Net operating loss carryforwards, expiration date	Sep. 30, 2022
State and Local Jurisdiction [Member]
Net operating loss carryforwards	$ 34,100,000
Net operating loss carryforwards, expiration date	Sep. 30, 2017